Operating Leases - Additional Information (Detail) $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 21, 2016	Mar. 25, 2014	Oct. 31, 2018	Dec. 31, 2024 USD ($) ft² Lease	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2024	Nov. 30, 2022	Jul. 19, 2022	Aug. 31, 2020	May 31, 2020	Apr. 30, 2020	Jan. 31, 2020 ft²	Sep. 30, 2019 ft²	Aug. 31, 2018
Operating Leased Assets [Line Items]
Operating lease income | $				$ 14,474	$ 16,028	$ 16,475	$ 12,076	$ 3,817	$ 2,526
Right of use assets | $						37	92	9,695
Operating lease liability | $					$ 2,554	$ 2,959	$ 9,206	$ 10,308
Number of operating leases | Lease				6
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ")
Operating Leased Assets [Line Items]
Lessee operating leased area				21,843	11,137	14,822	22,820
Percentage of occupancy rate of property leased out				57.00%	29.00%	39.00%	60.00%
Lease expiration beginning year				2021
Lease expiration ending year				2027
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ") | Building [Member]
Operating Leased Assets [Line Items]
Ending date of lease term	Oct. 31, 2017
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ") | Namtai Shenzhen
Operating Leased Assets [Line Items]
Lease agreement date				Mar. 25, 2014
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ") | Namtai Shenzhen | Building [Member] | Lease Original Term
Operating Leased Assets [Line Items]
Lease expiration term		3 years
Beginning date of lease term		May 01, 2014
Ending date of lease term		Apr. 30, 2017
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ") | Namtai Shenzhen | Building [Member] | Lease Extended Term
Operating Leased Assets [Line Items]
Lease expiration term	6 months
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Building [Member]
Operating Leased Assets [Line Items]
Lease expiration term			12 years
Beginning date of lease term			Feb. 01, 2019
Operating lease rent free incentive period			10 months
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Assets Leased To Others [Member]
Operating Leased Assets [Line Items]
Lease expiration term			12 years
Beginning date of lease term			Feb. 01, 2019
Operating lease rent free incentive period			10 months
Nam Tai Tang Xi Technology Park
Operating Leased Assets [Line Items]
Percentage of occupancy rate of property leased out					56.00%	73.00%	93.00%	78.00%		44.00%
Nam Tai Tang Xi Technology Park | Building [Member]
Operating Leased Assets [Line Items]
Lease expiration term																	9 years 7 months 6 days
Area of contract floor																	7,586
Nam Tai Tang Xi Technology Park | Assets Leased To Others [Member]
Operating Leased Assets [Line Items]
Lease expiration beginning year								2021
Lease expiration ending year				2024
Inno Consultant Company Limited ("ICCL") | Hong Kong Office
Operating Leased Assets [Line Items]
Lease expiration term																		3 years
Shanghai Nam Tai Business Incubator Co., Ltd. ("SHCY")
Operating Leased Assets [Line Items]
Percentage of occupancy rate of property leased out							91.00%	70.00%			38.00%
Shanghai Nam Tai Business Incubator Co., Ltd. ("SHCY") | Building [Member]
Operating Leased Assets [Line Items]
Lease expiration term																10 years
Area of contract floor																3,981
Nam Tai Inno Park [Member]
Operating Leased Assets [Line Items]
Lessee operating leased area				209,983	225,210	227,846	209,938
Percentage of occupancy rate of property leased out				79.00%	85.00%	86.00%	79.00%
Shenzhen Kaicheng Architecture and Decoration Co, Ltd. ("SZKC") | Shenzhen office
Operating Leased Assets [Line Items]
Lease expiration term							24 months							14 months
Dongguan Nam Tai Real Estate Development Co., Ltd. ("NTDG") | Dongguan office
Operating Leased Assets [Line Items]
Lease expiration term															35 months
Dongguan Nam Tai Real Estate Development Co., Ltd. ("NTDG") | Dongguan Canteen
Operating Leased Assets [Line Items]
Lease expiration term												12 months	24 months